9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details)	Dec. 31, 2017 USD ($)
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 6,645,219
Operating Leases, Future Minimum Payments, Due in Two Years	4,965,737
Operating Leases, Future Minimum Payments, Due in Three Years	3,845,283
Operating Leases, Future Minimum Payments, Due in Four Years	2,413,520
Operating Leases, Future Minimum Payments, Due in Five Years	941,091
Operating Leases, Future Minimum Payments, Due Thereafter	34,882
Operating Leases, Future Minimum Payments Due	$ 18,845,732